Performance Management - Innovator Emerging Markets Power Buffer ETF - April	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the MSCI Emerging Markets Total Return Index and the MSCI Emerging Markets Price Index. Both indices have the same constituents in the same weights. However, the MSCI Emerging Markets Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the MSCI Emerging Markets Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the MSCI Emerging Markets Total Return Index and the MSCI Emerging Markets Price Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 7.80% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (6.91)% (quarter ended September 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.80%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.91%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator Emerging Markets Power Buffer ETF™ – April	1 Year	Since Inception (3/31/2021)
Return Before Taxes	14.94%	3.74%
Return After Taxes on Distributions	14.94%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares	8.84%	2.90%
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)	33.57%	3.92%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)	30.58%	1.37%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com